Staff costs and Directors Remuneration (Schedule of Staff Costs and Directors Remuneration) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee
Disclosure of Staff costs and Directors Remuneration [Line Items]
Number of employees at year end | employee	470	482	463
Wages and salaries	$ 41,917	$ 38,699	$ 42,516
Share-based payments (Note 31)	7,328	11,038	6,621
Social security charges	5,992	5,593	6,901
Director's fees and allowance	896	1,172	2,853
Employee benefits expense	56,133	56,502	58,891
Salaries and fees	6,081	10,317	9,069
Share-based payments	4,886	8,728	5,759
Other benefits in kind		171	296
Key Management Personnel Compensation	10,967	19,216	15,124
Production and operating costs [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	14,639	14,069	16,994
Geological and geophysical expenses [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	8,407	7,490	6,219
Administrative expenses [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	32,604	34,533	35,360
Selling expenses [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	$ 483	$ 410	$ 318